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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: -811-05749
                 ----------------------------------------------
                              THE CHINA FUND, INC.

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET

                                BOSTON, MA 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)            Copy to:

          Mary Moran Zeven                  Leonard B. Mackey, Jr., Esq.
              Secretary                        Clifford Chance U.S. LLP
         The China Fund, Inc.                    31 West 52nd Street
         225 Franklin Street                   New York, New York 10019
          Boston, MA 02110


Registrant's telephone number, including area code:  (888) 246-2255

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

Item 1. Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                                      SHARES                        VALUE (a)
---------------------------------                                                      ------                        ---------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA - SHENZHEN "B" SHARES
    INDUSTRIALS -- (3.4%)
           China International Marine Containers (Group) Co., Ltd. ............       3,908,395                      $ 8,969,323
                                                                                                                     -----------
                    TOTAL CHINA - SHENZHEN "B" SHARES -- (COST $2,735,768) ....                              3.4%      8,969,323
                                                                                                     -----------     -----------

HONG KONG
    CONSUMER DISCRETIONARY -- (4.8%)
           China Travel International Investment Hong Kong, Ltd. ..............      10,000,000                        3,173,097
           Fu JI Food & Catering Services* ....................................       1,160,000                        1,070,776
           Nanjing Dahe Outdoor Media Co., Ltd.*+ .............................      37,500,000                        1,826,935
           TCL International Holdings, Ltd. ...................................      32,318,000                        6,670,810
                                                                                                                     -----------
                                                                                                                      12,741,618
                                                                                                                     -----------

    CONSUMER STAPLES -- (8.0%)
           Chaoda Modern Agriculture (Holdings) Ltd. ..........................      34,089,900                       13,767,163
           Li Ning Co. Ltd.* ..................................................      11,400,000                        5,371,189
           Sino Golf Holdings, Ltd. ...........................................      11,735,000                        1,820,441
                                                                                                                     -----------
                                                                                                                      20,958,793
                                                                                                                     -----------

    HEALTH CARE -- (5.0%)
           China Shineway Pharmaceutical Group Ltd.* ..........................       3,576,000                        1,994,320
           Golden Meditech Co., Ltd. ..........................................      27,900,000                        6,402,733
           Hengan International Group Co. Ltd. ................................       3,600,000                        2,215,399
           Natural Beauty Bio-Technology, Ltd. ................................      32,780,000                        2,437,503
                                                                                                                     -----------
                                                                                                                      13,049,955
                                                                                                                     -----------

    INDUSTRIALS -- (5.4%)
           Beiren Printing Machinery Holdings Ltd.+ ...........................       7,000,000                        2,176,296
           China Fire Safety Enterprise Group Holdings Ltd. ...................      50,380,000                        4,069,180
           Singamas Container Holdings Ltd. ...................................       3,000,000                        1,826,935
           TPV Technology, Ltd. ...............................................       9,968,000                        6,134,193
                                                                                                                     -----------
                                                                                                                      14,206,604
                                                                                                                     -----------

    INFORMATION TECHNOLOGY -- (2.3%)
           Arcontech Corp. (a)* ...............................................      18,386,000                          407,795
           Solomon Systech Ltd. ...............................................      20,698,000                        5,638,914
                                                                                                                     -----------
                                                                                                                       6,046,709
                                                                                                                     -----------

    MATERIALS -- (6.8%)
           Asia Aluminum Holdings Ltd. ........................................      23,250,000                        2,354,823
           Asia Zirconium Ltd. ................................................      13,196,000                        1,590,297
           China Rare Earth Holdings, Ltd. ....................................      15,254,000                        1,877,427
           Fountain Set (Holdings), Ltd. ......................................       6,714,000                        4,239,316
           Ocean Grand Chemicals Holdings Ltd. ................................      17,379,000                        2,384,057
           Zijin Mining Group Co., Ltd. .......................................      12,400,000                        5,444,907
                                                                                                                     -----------
                                                                                                                      17,890,827
                                                                                                                     -----------

    TELECOMMUNICATIONS -- (5.0%)
           China Netcom Group Corp. (Hong Kong) Ltd.* .........................       4,253,000                        6,106,911
           Comba Telecom Systems Holdings Ltd. ................................      16,118,000                        7,077,500
                                                                                                                     -----------

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                                      SHARES                           VALUE (a)
---------------------------------                                                      ------                           ---------
                                                                                                                        13,184,411
                                                                                                                       -----------

    UTILITIES -- (3.1%)
           Xinao Gas Holdings, Ltd.* ...........................................      13,976,000                         8,063,129
                                                                                                                       -----------
               TOTAL HONG KONG -- (COST $76,337,452) ...........................                             40.4%     106,142,046
                                                                                                      -----------      -----------

HONG KONG - "H" SHARES
    CONSUMER DISCRETIONARY -- (3.0%)
           Weichai Power Co. Ltd. ..............................................       2,536,000                         7,949,436
                                                                                                                       -----------

    ENERGY -- (1.7%)
           Yanzhou Coal Mining Co. .............................................       3,146,000                         4,456,862
                                                                                                                       -----------

    INDUSTRIALS -- (7.1%)
           BYD Co., Ltd ........................................................       3,225,000                         9,819,774
           Guangshen Railway Co., Ltd. .........................................       4,042,000                         1,619,401
           Sinotrans Limited ...................................................      12,835,000                         4,196,085
           Weiqiao Textile Co. Ltd. ............................................       1,854,500                         2,817,432
                                                                                                                       -----------
                                                                                                                        18,452,692
                                                                                                                       -----------

    UTILITIES -- (6.2%)
           Anhui Expressway Co., Ltd. ..........................................      13,938,000                         7,817,839
           Shenzhen Expressway Co., Ltd. .......................................      21,494,000                         8,473,650
                                                                                                                       -----------
                                                                                                                        16,291,489
                                                                                                                       -----------
               TOTAL HONG KONG - "H" SHARES -- (COST $27,576,339) ..............                             18.0%      47,150,479
                                                                                                      -----------      -----------

               TOTAL HONG KONG (INCLUDING "H" SHARES) -- (COST $103,913,791) ...                             58.4%     153,292,525
                                                                                                      -----------      -----------

TAIWAN
    CONSUMER DISCRETIONARY -- (6.4%)
           Merry Electronics Co., Ltd. .........................................       3,012,016                         6,830,398
           Synnex Technologies International, Corp. ............................       5,165,604                         7,321,329
           Taiwan FamilyMart Co., Ltd. .........................................       1,567,231                         2,542,123
                                                                                                                       -----------
                                                                                                                        16,693,850
                                                                                                                       -----------

    FINANCIALS -- (3.4%)
           Cathay Financial Holding Co., Ltd. ..................................       2,331,000                         4,588,583
           Fubon Financial Holdings Co., Ltd. ..................................       4,453,952                         4,460,966
                                                                                                                       -----------
                                                                                                                         9,049,549
                                                                                                                       -----------

    INDUSTRIALS -- (5.9%)
           Cheng Shin Rubber Industry Co., Ltd. ................................       3,805,974                         4,627,105
           Chicony Electronics Co., Ltd. .......................................       2,404,152                         2,052,048
           ET Internet Technology Corp.* .......................................       7,136,000                         3,506,192
           Eva Airways Corp.* ..................................................      11,300,000                         5,409,764
                                                                                                                       -----------
                                                                                                                        15,595,109
                                                                                                                       -----------

    INFORMATION TECHNOLOGY -- (6.1%)
           Data Systems Consulting Co., Ltd. ...................................       4,237,987                         2,549,466
           Soft-World International Corp. ......................................         933,457                         1,778,713
           Taiwan Green Point Enterprises Co., Ltd. ............................       2,155,749                         6,280,529


See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                          SHARES                           VALUE (a)
---------------------------------                                          ------                           ---------
           Tripod Technology Corp. ...............................        2,778,413                           3,780,392
           Wintek Corp. ..........................................        1,421,104                           1,499,432
                                                                                                           ------------
                                                                                                             15,888,532
                                                                                                           ------------
    MATERIALS -- (1.9%)
           China Metal Products Co., Ltd. ........................        2,974,714                           3,148,044
           Yieh United Steel Corp. ...............................        3,500,000                           1,708,661
                                                                                                           ------------
                                                                                                              4,856,705
                                                                                                           ------------
               TOTAL TAIWAN -- (COST $45,965,732) ................                               23.7%       62,083,745
                                                                                         ------------      ------------

UNITED STATES - "N" SHARES
    CONSUMER DISCRETIONARY -- (0.2%)
           Chindex International, Inc.* ..........................           69,987                             552,897
                                                                                                           ------------
               TOTAL UNITED STATES - "N" SHARES -- (COST $686,196)                                0.2%          552,897
                                                                                         ------------      ------------

               TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS
                 -- (COST $153,301,487) ..........................                               85.7%      224,898,490
                                                                                         ------------      ------------

WARRANTS
    CONSUMER DISCRETIONARY -- (0.0%)(d)
           Chindex International, expiring 3/31/09*,#,(c).........            2,160                               7,361
           Chindex International, expiring 5/31/09*,#,(c).........            3,240                              11,370
                                                                                                           ------------
               TOTAL WARRANTS (COST $24,461)......................                                0.0%(d)        18,731
                                                                                         ------------      ------------

DIRECT INVESTMENTS
    FINANCIALS -- (1.1%)
           Captive Finance, Ltd., (acquired 5/24/02) (b)*+ .......        2,000,000                           3,045,000
                                                                                                           ------------

    INFORMATION TECHNOLOGY -- (8.5%)
           CDW Holding Ltd., (acquired 1/28/05) (b)* .............       60,000,000                          18,643,499
           Global e-Business Services (BVI) Ltd., (acquired
             6/18/04)(b)* ........................................           40,000                           3,034,049
           teco Optronics Corp., (acquired 4/26/04) (b)* .........        1,861,710                             592,715
                                                                                                           ------------
                                                                                                             22,270,263
                                                                                                           ------------
              TOTAL DIRECT INVESTMENTS -- (COST $8,411,189) ......                                9.6%       25,315,263
                                                                                         ------------      ------------

TOTAL INVESTMENTS -- (Cost $161,737,137**) .......................                               95.3%      250,232,484
                                                                                         ------------      ------------
OTHER ASSETS AND LIABILITIES .....................................                                4.7%       12,222,314
                                                                                         ------------      ------------

NET ASSETS .......................................................                              100.0%     $262,454,798
                                                                                         ============      ============

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

*        Denotes non-income producing security

# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

(a) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Investment Manager and Direct Investment Manager. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

         The China Fund, Inc.'s (the "Fund") investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

(b) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the Fund's policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

(c) Denotes a restricted security. At January 31, 2005, The China Fund, Inc. owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights with respect to these securities. The securities are valued at fair value (See note (a) above).

                                      DATE OF
               DESCRIPTION           ACQUISITION   SHARES     COST    FAIR VALUE
               -----------           -----------   ------   --------  ----------
         Chindex International,
         Warrants, expiring 3/31/09    11/10/04     2,160    $ 9,633  $    7,360
         Chindex International,
         Warrants, expiring 5/31/09    11/10/04     3,240     14,828      11,370
                                                             -------   ---------
                                                             $24,461   $  18,731
                                                             -------   ---------

(d)      Amount represents less than 0.1% of net assets.

+ Affiliated Issuer, as defined in the 1940 Act, includes issuers in which the Fund held 5% or more of the outstanding securities.

** At January 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $95,617,211 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,121,864 and net appreciation for financial reporting purposes was $88,495,347. At January 31, 2005, aggregate cost for financial reporting purposes was $161,737,137.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
         (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.



By:      /s/ Gary L. French
         Gary L. French
         President and Chief Executive Officer

Date:    April 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Gary L. French
         Gary L. French
         President and Chief Executive Officer

Date:    April 1, 2005



By:      /s/ Ann M. Carpenter
         Ann M. Carpenter
         Treasurer and Chief Financial Officer

Date:    April 1, 2005